Consolidated statement of cash flows - EUR (€) € in Millions		6 Months Ended
		Sep. 30, 2022	Sep. 30, 2021
Consolidated statement of cash flows
Inflow from operating activities		€ 6,280	€ 6,455
Cash flows from investing activities
Purchase of interests in subsidiaries, net of cash acquired			(1)
Purchase of interests in associates and joint ventures		(61)	(47)
Purchase of intangible assets		(1,433)	(1,593)
Purchase of property, plant and equipment		(3,456)	(3,118)
Purchase of investments		(871)	(580)
Disposal of property, plant and equipment and intangible assets			8
Disposal of investments		1,130	1,930
Dividends received from associates and joint ventures		463	469
Interest received		139	121
Outflow from investing activities		(4,089)	(2,811)
Cash flows from financing activities
Proceeds from issue of long-term borrowings		187	2,282
Repayment of borrowings		(5,549)	(3,771)
Net movement in short-term borrowings		6,194	1,173
Net movement in derivatives		(205)	(110)
Interest paid	[1]	(952)	(809)
Purchase of treasury shares		(1,090)	(1,101)
Issue of ordinary share capital and reissue of treasury shares		9	1
Equity dividends paid		(1,263)	(1,259)
Dividends paid to non-controlling shareholders in subsidiaries		(290)	(399)
Other transactions with non-controlling shareholders in subsidiaries		(34)	198
Outflow from financing activities		(2,993)	(3,795)
Net cash outflow		(802)	(151)
Cash and cash equivalents at beginning of the financial period	[2]	7,371	5,790
Exchange gain on cash and cash equivalents		282	11
Cash and cash equivalents at end of the financial period	[2]	€ 6,851	€ 5,650

[1]	Interest paid includes €86 million of cash inflow (Six months ended 30 September 2021: €39 million inflow) on derivative financial instruments for the share buyback related to maturing tranches of mandatory convertible bonds.
[2]	Comprises cash and cash equivalents as presented in the consolidated statement of financial position of €7,072 million (€5,824 million as at 30 September 2021), together with overdrafts of €226 million (€174 million as at 30 September 2021) and €5 million (€nil as at 30 September 2021) of cash and cash equivalents included within assets held for sale.